Income Tax: (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax: (Tables) [Abstract]
Income tax expense

Income tax expense differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2013	2012	2011
Income tax benefit based on Canadian tax rates	$ 3,859,103	$ 2,506,275	$ 6,257,284
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	284,904	623,387	474,459
Non-deductible expenses	(1,419,266)	(2,617,969)	(1,428,111)
Change in valuation allowance and other	(2,724,741)	(511,693)	(5,303,632)
	$ -	$ -	$ -

Future tax asset

No current income tax has been recorded by the parent company for the three years ended December 31, 2013. The Company has recorded a valuation allowance to reflect the estimated amount of the future tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for future tax assets may be reduced in the near term if the Company's estimate of future taxable income changes. The components of the Canadian and U.S. future income tax assets as of December 31, 2013 and 2012 were as follows:

	Future Tax Asset
	2013	2012
Accounts payable and accrued expenses	$ 28,507	$ 33,869
Property, plant and equipment	(3,714)	(5,248)
Total temporary differences	24,793	28,621
Net operating loss carry forward	40,192,459	37,543,580
Alternative minimum tax credit	19,871	19,871
Total temporary differences, operating losses
and tax credit carry forwards	40,237,123	37,592,072
Valuation allowance	(40,237,123)	(37,592,072)
Net deferred tax asset	$ -	$ -

loss carryforwards

At December 31, 2013, the Company had the following U.S. and Canadian tax loss carry forwards:

U.S.	Canadian	Expires
$ -	$ 1,623,389	2014
-	2,023,363	2015
1,386,674	-	2018
1,621,230	-	2019
665,664	-	2020
896,833	-	2021
1,435,774	-	2022
1,806,275	-	2023
2,386,407	-	2024
3,680,288	-	2025
4,622,825	2,456,831	2026
6,033,603	4,559,558	2027
4,360,823	17,378,957	2028
1,769,963	16,470,166	2029
2,159,079	20,347,975	2030
3,216,024	22,785,021	2031
3,041,866	3,181,313	2032
5,996,915	8,634,130	2033
$ 45,080,243	$ 99,460,703